Analysis of Leased Assets Under Capital Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Building USD ($)	Mar. 31, 2012 Building JPY (¥)	Mar. 31, 2011 Building JPY (¥)	Mar. 31, 2012 Machinery and equipment USD ($)	Mar. 31, 2012 Machinery and equipment JPY (¥)	Mar. 31, 2011 Machinery and equipment JPY (¥)
Class of property
Capital leased assets, gross				$ 149	¥ 12,230	¥ 13,412	$ 386	¥ 31,698	¥ 30,283
Less - Accumulated depreciation	(247)	(20,284)	(18,590)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 288	¥ 23,644	¥ 25,105